Condensed Consolidated Statements of Profit Or Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
REVENUES	$ 8,798	$ 3,131
COST OF REVENUES	4,065	1,883
GROSS PROFIT	4,733	1,248
OPERATING EXPENSES:
Research and development expenses	2,283	1,483
Selling and marketing expenses	5,658	2,430
General and administrative expenses	4,249	2,588
Impairment of goodwill	569
Contingent consideration measurement		(434)
TOTAL OPERATING EXPENSES	12,759	6,067
OPERATING LOSS	8,026	4,819
FINANCIAL EXPENSE	282	183
FINANCIAL INCOME	(272)	(43)
FINANCIAL EXPENSE, net	10	140
LOSS BEFORE TAXES ON INCOME	8,036	4,959
TAXES ON INCOME	(151)	(76)
NET LOSS FOR THE PERIOD	$ 7,885	$ 4,883
BASIC AND DILUTED LOSS PER SHARE (IN DOLLARS) (in Dollars per share)	$ (0.26)	$ (0.2)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS), BASIC AND DILUTED (in Shares)	30,515	24,637